Summary of Plan Includes Stock Options and Restricted Stock Units (Detail) (Stock Option And Restricted Stock Unit Plans) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stock Option And Restricted Stock Unit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Available for grant at beginning date	3,566	5,336	6,506
Restricted stock units granted	(1,923)	(1,893)	(1,461)
Option and restricted stock units forfeited	44	123	291
Available for grant at ending balance	1,687	3,566	5,336